Borrowings - Existing Facilities (Details) $ in Thousands													1 Months Ended	12 Months Ended
	Dec. 12, 2018 USD ($)	Nov. 13, 2018 USD ($)	Jan. 05, 2018 USD ($)	Apr. 05, 2017 USD ($)	Oct. 25, 2016 USD ($)	Sep. 26, 2016 USD ($)	Jul. 25, 2016 USD ($)	Jul. 19, 2016 USD ($) item	Apr. 05, 2016 USD ($)	Mar. 22, 2016 USD ($)	Oct. 16, 2015 USD ($) tranche installment item	Nov. 18, 2014 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($) installment	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Nov. 14, 2018 USD ($)	Apr. 26, 2018 USD ($)	Oct. 20, 2017 USD ($)	Jul. 03, 2017 USD ($)	May 03, 2017 USD ($)	Nov. 01, 2016 USD ($)	Feb. 18, 2016 USD ($)	Nov. 12, 2014 USD ($)
Borrowings
Amount outstanding														$ 1,234,997	$ 1,400,128
Amount repaid														197,790	$ 218,370	[1]	$ 791,160	[1]
Unamortized loan fees written off to profit or loss														$ 900			5,637
Maximum
Borrowings
Refinance of outstanding debt													$ 450,000
Citibank N.A., London Branch, Nordea Bank Finland PLC London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas facility
Borrowings
Amount of credit facility																										$ 450,000
Number of quarterly repayable installments | installment														4
Amount outstanding														$ 360,000
Installment amount														5,625
Final balloon payment														$ 337,500
Drawn amount												$ 450,000
Citibank N.A., London Branch, Nordea Bank Finland PLC London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas facility | Maximum
Borrowings
Refinance of outstanding debt													$ 450,000
Five Vessel Refinancing
Borrowings
Refinance of outstanding debt									$ 535,500
Five Vessel Refinancing | GAS-twenty seven Ltd.
Borrowings
Debt assumed from acquired entities																			$ 93,896
Five-year senior tranche facility
Borrowings
Amount of credit facility																									$ 396,500
Number of quarterly repayable installments | installment														10
Amount outstanding														$ 265,580
Installment amount														6,290
Final balloon payment														$ 202,680
Drawn amount									323,162
Two-year bullet junior tranche facility
Borrowings
Amount of credit facility																									$ 180,000
Prepaid amount of debt			$ 29,750	$ 120,042
Drawn amount									$ 149,792
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing)
Borrowings
Amount of credit facility								$ 1,050,000
Number of water vessels refinanced | item								8
Number of existing credit facilities being refinanced | item								6
Unamortized loan fees written off to profit or loss																	$ 5,637
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing) | GAS-seven Ltd.
Borrowings
Refinance of outstanding debt							$ 124,000
Debt assumed from acquired entities																								$ 122,292
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Legacy Facility Refinancing) | GAS-eight Ltd.
Borrowings
Refinance of outstanding debt							$ 127,080
Debt assumed from acquired entities																					$ 124,141
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Term loan facility)
Borrowings
Amount of credit facility								$ 950,000
Number of semi annual installments | installment														6
Amount outstanding														$ 216,169
Term of debt instrument								5 years
Installment amount														7,566
Final balloon payment														170,773
Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Revolving credit facility)
Borrowings
Amount of credit facility								$ 100,000
Amount outstanding														0
Drawn amount		$ 25,940
Amount repaid	$ 25,940
GAS-eleven, GAS-thirteen and GAS-fourteen Ltd.
Borrowings
Amount outstanding														$ 409,970
Number of international banks | item											14
Number of semi annual installments for first three tranches | installment											24
Number of years in profile for first three tranches											12 years
Number of years in profile for fourth tranche											20 years
Number of semi annual installments for the fourth tranche | installment											20
GAS-eleven, GAS-thirteen and GAS-fourteen Ltd. | GAS-eleven Ltd.
Borrowings
Drawn amount										$ 162,967
Debt assumed from acquired entities																							$ 151,423
Number of tranches in loan agreement | item											4
Loan agreement amount tranche one											$ 51,257
Loan agreement amount tranche two											25,615
Loan agreement amount tranche three											24,991
Loan agreement amount tranche four											$ 61,104
GAS-eleven, GAS-thirteen and GAS-fourteen Ltd. | GAS-thirteen Ltd.
Borrowings
Drawn amount						$ 160,697
Debt assumed from acquired entities																						$ 155,005
Number of tranches in loan agreement | item											4
Loan agreement amount tranche one											$ 50,544
Loan agreement amount tranche two											25,258
Loan agreement amount tranche three											24,643
Loan agreement amount tranche four											$ 60,252
GAS-eleven, GAS-thirteen and GAS-fourteen Ltd. | GAS-fourteen Ltd.
Borrowings
Drawn amount					$ 160,697
Debt assumed from acquired entities																				$ 143,622
Number of tranches in loan agreement | tranche											4
Loan agreement amount tranche one											$ 50,544
Loan agreement amount tranche two											25,258
Loan agreement amount tranche three											24,643
Loan agreement amount tranche four											$ 60,252
KEXIM and K-Sure
Borrowings
Percentage of finance coverage											60.00%

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).